Fixed assets (Tables)	12 Months Ended
Dec. 31, 2024
Fixed Assets
Schedule of fixed assets

Fixed assets	12/31/2024
	Anual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		9,738	(3,934)	(244)	5,560
Land		1,997	-	-	1,997
Buildings and Improvements	4% to 10%	7,741	(3,934)	(244)	3,563
Other fixed assets		15,745	(12,044)	(68)	3,633
Installations and furniture	10% to 20%	3,524	(2,693)	(17)	814
Data processing systems	20% to 50%	9,424	(7,991)	(51)	1,382
Other (1)	10% to 20%	2,797	(1,360)	-	1,437
Total		25,483	(15,978)	(312)	9,193
1)	Other refers to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipments.

Fixed assets	12/31/2023
	Anual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		9,075	(3,706)	(198)	5,171
Land		2,039	-	-	2,039
Buildings and Improvements	4% to 10%	7,036	(3,706)	(198)	3,132
Other fixed assets		15,353	(11,321)	(68)	3,964
Installations and furniture	10% to 20%	3,347	(2,530)	(17)	800
Data processing systems	20% to 50%	9,330	(7,480)	(51)	1,799
Other (1)	10% to 20%	2,676	(1,311)	-	1,365
Total		24,428	(15,027)	(266)	9,135
1)	Other refers to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipments.